Subordinated Liabilities (Narrative) (Details) € in Millions, £ in Millions, $ in Millions				12 Months Ended
		Jan. 01, 2018 GBP (£)		Dec. 31, 2018 GBP (£)		Dec. 31, 2017 GBP (£)		Dec. 31, 2016 GBP (£) [1]	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt				£ 221		£ 3,041	[1]	£ 857
Redemption of subordinated debt				3,246		1,378	[1]	£ 1,143
Amount of reclassifications or presentation changes	[2]			(2,150)		0
Equity reclassified into financial liabilities, net of income recognised				294
Other reserves and other shareholders equity [member]
Disclosure of detailed information about borrowings [line items]
Amount of reclassifications or presentation changes	[2],[3]			0		0
MREL [Member]
Disclosure of detailed information about borrowings [line items]
Amount of reclassifications or presentation changes				£ 16,987
Description of nature of changes in presentation				a change in the level of subordination of certain loans made to Barclays Bank PLC by Barclays PLC which were previously reported as debt securities in issue.
Description of reason for reclassifications or changes in presentation				This was part of amendments made to the loans to meet internal minimum requirements for own funds and eligibility liabilities (MREL) criteria to ensure they will qualify as internal MREL resources when the MREL requirements apply from 1 January 2019.
Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt				£ 221		3,041
Redemption of subordinated debt				3,246		1,378
Notional amount						35,923,730				£ 44,037,099
Amount of reclassifications or presentation changes		£ (2,150)		(2,150)	[2]	0	[2]
Barclays Bank Group [member] | Other reserves and other shareholders equity [member]
Disclosure of detailed information about borrowings [line items]
Amount of reclassifications or presentation changes		£ 0	[3]	0	[2],[4]	£ 0	[2],[4]
Barclays Securities Japan Limited [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt				48
UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities				£ 3,001
Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate				All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 1, Series 2 and Series 3 Undated Notes which are floating rate at rates fixed periodically in advance based on the related interbank rate. After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes, and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated loan capital will bear interest at rates fixed periodically in advance based on London interbank rates.
Description of interest payments				Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 months’ interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test. Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. Whilst such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Description of repayment period				All undated subordinated liabilities are repayable, at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the [reinstate] 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.
Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate				Interest on the Floating Rate Notes are fixed periodically in advance, based on the related interbank or local central bank rates. Interest on 4.836% Fixed Rate Subordinated Notes Callable Notes, 2% Fixed Rate Subordinated Callable Notes, 3.75% Fixed Rate Resetting Subordinated Callable Notes, 3.684% Fixed Rate Subordinated Callable Loan, 4.61% Fixed Rate Subordinated Callable Loan, 1.232% Fixed Rate Subordinated Callable Loan, 1.375% Fixed Rate Subordinated Callable Loan and 1.635% Fixed Rate Subordinated Callable Loan are fixed until the call date. After the call date, in the event that the notes or loans are not redeemed, the interest rate will be re-set to either a fixed of floating rate until maturity based on market rates.
Description of repayment period				Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2018 is redeemable only on maturity, subject in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or, to certain changes in legislation or regulations. Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances. There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Fixed or Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt				£ 500
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt				1,532
Notional amount | €									€ 1,750
Borrowings, interest rate									6.00%	6.00%	6.00%
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 1,750
Borrowings, interest rate									6.00%	6.00%	6.00%
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 1,750
Borrowings, interest rate									6.00%	6.00%	6.00%
7.75% Contingent Capital Notes (USD 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt				713
Notional amount | $											$ 1,000
Borrowings, interest rate									7.75%	7.75%	7.75%
7.75% Contingent Capital Notes (USD 1,000m), Due 2023 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 1,000
Borrowings, interest rate									7.75%	7.75%	7.75%
7.75% Contingent Capital Notes (USD 1,000m), Due 2023 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 1,000
Borrowings, interest rate									7.75%	7.75%	7.75%
7.7% Undated Subordinated Notes (USD 99m)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt				72
Notional amount | $											$ 99
Borrowings, interest rate									7.70%	7.70%	7.70%
7.7% Undated Subordinated Notes (USD 99m) | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 99
Borrowings, interest rate									7.70%	7.70%	7.70%
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt				35
Notional amount | €									€ 40
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional amount | €									40
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional amount | €									40
CMS-Linked Subordinated Notes (EUR 100m) and CMS-Linked Subordinated Notes (EUR 135m)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt				206
Notional amount | €									€ 235
8.25% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt				£ 140
Borrowings, interest rate									8.25%	8.25%	8.25%
8.25% Undated Subordinated Notes | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									8.25%	8.25%	8.25%
7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets				The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within Barclays Bank Group) for nil consideration in the event the Barclays PLC consolidated CRD IV Common Equity Tier 1 (CET 1) ratio (FSA October 2012 transitional statement) falls below 7.0%.
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 3,000
Borrowings, interest rate									7.625%	7.625%	7.625%
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 3,000
Borrowings, interest rate									7.625%	7.625%	7.625%

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]
  As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m has therefore been reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2017 a £3m loss (ne t of tax) on own credit has been booked in the reserve.

[3]	For further details refer to Note 30 .
[4]	For further details refer to Note 31 .